CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB132,168 and RMB109,651 as of September 30, 2010 and 2011, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2010	2011
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	4,995	1,099
Other receivables	189	118
Acquired intangible assets, net	5	1
Due from inter-companies	144,249	136,796
Total current assets	149,438	138,014
Investment in unconsolidated subsidiaries	166,542	165,522
Total assets	315,980	303,536

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,592	1,509
Other payables and accrued expenses	3,444	3,931
Income tax payable	39,059	39,059
Total current liabilities	44,095	44,499
Total stockholders’ equity	271,885	259,037
Total liabilities and stockholders’ equity	315,980	303,536

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Cost of revenues	(494)	(208)	(21)
Operating expenses
Selling and marketing	(992)	(295)	(29)
General and administrative	(9,388)	(11,058)	(11,596)
Research and development	(272)	(146)	(32)
Changes in the fair value of embedded derivatives	3,300	-	-
Loss on repurchase of convertible notes	(51,101)	-	-
Other expenses, net	(20)	-	-
(Loss) from operations	(58,967)	(11,707)	(11,678)
Equity in earnings of unconsolidated subsidiaries	23,283	60,507	(11,402)
Interest income	77	253	1
Interest expense	(5,210)	-	-
Profit (loss) before income taxes	(40,817)	49,053	(23,079)
Income tax expense	-	-	-
Net profit (loss)	(40,817)	49,053	(23,079)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	(28,433)	108,012	(3,745)
Net cash provided by/(used in) financing activities	21,781	(106,493)	7,292
Net increase/(decrease) in cash and cash equivalents	(6,652)	1,519	3,547
Cash and cash equivalents, beginning of year	12,209	6,245	4,995
Effect of exchange rate changes on cash and cash equivalents	688	(2,769)	(7,443)
Cash and cash equivalents, end of year	6,245	4,995	1,099

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.